Intangible Assets - Other	12 Months Ended
Mar. 31, 2018
Intangible Assets - Other
Intangible Assets - Other
16	INTANGIBLE ASSETS- OTHER

Other intangibles comprise of software and other intangibles used within the Group’s digital and home entertainment activities and internal accounting activities.

The changes in other intangible assets are as follows:

	As At March 31, 2018
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360
Exchange difference	—	(7)	(7)
Additions	205	2,450	2,655
Disposals	—	(2)	(2)
Amortization charge	(916)	(810)	(1,726)
Closing net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280

	As At March 31, 2018
	(in thousands)
Cost or valuation as on March 31, 2018	$5,055	$6,938	$11,993
Accumulated amortization	(3,606)	(3,107)	(6,713)
Net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280

	As At March 31, 2017 (
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2016	$3,303	$2,824	$6,127
Exchange difference	15	36	51
Disposals	—	(2)	(2)
Amortization charge	(1,158)	(658)	(1,816)
Closing net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360

	As At March 31, 2017
	(in thousands)
Cost or valuation as on March 31, 2017	$4,850	$4,497	$9,347
Accumulated amortization	(2,690)	(2,297)	(4,987)
Net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360

Other intangible assets with a carrying amount of $143 (2017: $239) have been pledged against secured borrowings (Refer Note 23).